Share Capital (Details) - Schedule of shares issued granted options - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Number of options granted (in Shares)	398,000	76,500
Exercise price range (in Dollars per share)	$ 9.22
Vesting period	4 years	4 years
Expiration	10 years	10 years
Employees [Member] | Minimum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)		$ 12.78
Employees [Member] | Maximum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)		$ 13.08
Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Number of options granted (in Shares)	217,000
Exercise price range (in Dollars per share)	$ 9.22
Vesting period	4 years
Expiration	10 years